CLIFFORD CHANCE US LLP

31 WEST 52ND STREET

NEW YORK, NY 10019-6131

TEL +1 212 878 8000

FAX +1 212 878 8375

www.cliffordchance.com

March 15, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Axxes Opportunitic Credit Fund

(the “Fund”) (File Nos. 333-[ ] and 811-23949)

To Whom It May Concern:

On behalf of our client, the Fund, we transmit for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, a copy of the Fund’s Registration Statement on Form N-2 relating to the preliminary offering of the Fund's shares of beneficial interest.

If you have any questions concerning the foregoing, please call me at (212) 878-3495.

Best Regards,

/s/ Emily Picard
Emily Picard

cc:	Vadim Avdeychik
Adrain Bryant
Clifford R. Cone